Intangible Assets, Net (Details) - Schedule of Intangible Assets - 6 months ended Jun. 30, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Finite-Lived Intangible Assets [Line Items]
Net balance, beginning	¥ 286	$ 39
Additions
Amortization expense	(50)	(6)
Net balance, ending	236	$ 33
Purchased software [Member]
Finite-Lived Intangible Assets [Line Items]
Net balance, beginning	286
Additions
Amortization expense	(50)
Net balance, ending	236
Internal -use software [Member]
Finite-Lived Intangible Assets [Line Items]
Net balance, beginning
Additions
Amortization expense
Net balance, ending